Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Coastal Pride Company, Inc [Member]
Subsequent Events

Note 6. Subsequent Events

On November 26, 2019, the shareholders of Coastal Pride Company, Inc. executed an Agreement and Plan of Merger and Reorganization (“Merger Agreement”) with John Keeler & Co., Inc. (“Purchaser”) and Coastal Pride Seafood, LLC, a Florida limited liability company and newly-formed, wholly-owned subsidiary of the Purchaser (the “Acquisition Subsidiary” and, upon the effective date of the Merger, the “Surviving Company”). Pursuant to the terms of the Merger Agreement, the Company merged with and into the Acquisition Subsidiary, with the Acquisition Subsidiary being the surviving company (the “Merger”).

Pursuant to the terms of the Merger Agreement, the following consideration was paid by the Purchaser:

(i) an aggregate of $394,622 in cash ;

(ii) a five-year 4% promissory note in the principal amount of $500,000 (the “Lubkin Note), issued by the Purchaser to Walter Lubkin Jr. (“Walter Jr.”);

(iii) three-year 4% convertible promissory notes in the aggregate principal amount of $210,000 (collectively, the “Sellers Notes” and together with the Lubkin Note, the “Notes”), issued by the Purchaser to Tracy Lubkin Greco (“Greco”), Walter F. Lubkin III (“Walter III”) and John C. Lubkin (“Lubkin”), pro rata to their ownership of the Company immediately prior to the Merger;

(iii) 500,000 shares of common stock ofBlue Star Foods Corp. issued to Walter Jr.; and

(iii) an aggregate of 795,000 shares of common stock of Blue Star Foods Corp., issued to Greco, Walter III and Lubkin, pro rata to their ownership of the Company immediately prior to the Merger. .

The Notes are subject to a right of offset against the Sellers’ indemnification obligations as described in the Merger Agreement and are subordinate and subject to prior payment of all indebtedness of the Purchaser under the Loan Agreement with ACF Finco I LP , as described below.

Principal and interest under the Lubkin Note are payable quarterly, commencing February 26, 2020, in an amount equal to the lesser of (i) $25,000 and (i) 25% of the Surviving Company’s quarterly earnings before interest, tax, depreciation and amortization.

One-sixth of the principal and interest under the Sellers Notes are payable quarterly commencing on August 26, 2021. The Sellers Notes are convertible into shares of common stock of the Company at the Seller’s option, at any time after the first anniversary of the date of the Note, at the rate of one share for each $2.00 of principal and/or interest so converted.

The Purchaser has the right to prepay the Notes in whole or in part at any time without penalty or premium.

The Merger was accounted for as a “forward merger” and recapitalization since, immediately following the completion of the transaction, the holders of John Keeler & Co., Inc.’s stock will have effective control of Coastal Pride Seafood, LLC.

On November 26, 2019 the Regions line of credit was paid in full, the guarantors were released from their obligation as part of the Merger transaction as described above.

Note 9.	Subsequent Events

The Company evaluated its December 31, 2018 financial statements for subsequent events through October 18, 2019, the date the financial statements were available to be issued. The Company is not aware of any other subsequent events which would require recognition or disclosure in the financial statements.